Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Real Estate	$ 85,217,800	$ 20,370,300	$ 24,826,700
Property, Plant and Equipment, net	8,438,800	8,176,000	5,071,900
Right of Use Assets	877,400	873,800	1,132,700
Cash	12,785,600	2,396,500	430,000
Prepaid Expense	847,600	1,658,000	117,600
Accounts Receivable, net	61,900	78,200	11,800
Contract Assets, net	1,481,500
Deferred Offering Costs		65,100
Deferred Tax Asset			171,600
TOTAL ASSETS	109,710,600	33,617,900	31,762,300
LIABILITIES
Construction Loans, net of Debt Discount	26,456,600	9,590,100	9,499,300
Construction Loans - Related Parties, net of Debt Discount	10,352,600	5,819,700	14,523,200
Equipment Loans	5,418,900	5,595,500	3,476,800
Accounts Payable and Accrued Expenses	5,908,000	2,700,000	3,770,400
Right of Use Liabilities	852,900	841,700	1,115,500
Finance Leases	759,100	999,400	520,700
Deferred Revenue	14,500	896,300	73,200
Note Payable PPP	2,200	19,300
Dividends Payable	140,100
Note Payable D&O Insurance	(0)	741,200
Due to Related Party			8,100
TOTAL LIABILITIES	49,904,900	27,203,200	32,987,200
COMMITMENTS AND CONTINGENCIES (See Note 10)
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock, Value	28,661,000
Common Stock, Value	37,057,900	11,956,900	670,900
Additional Paid in Capital	483,700	234,800	119,100
Accumulated Deficit	(5,105,300)	(4,487,100)	(954,300)
Total Stockholders’ Equity (Deficit)	61,097,300	7,704,600	(164,300)
Non-Controlling Interest	(1,291,600)	(1,289,900)	(1,060,600)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	59,805,700	6,414,700	(1,224,900)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 109,710,600	$ 33,617,900	$ 31,762,300